Long-term investments	6 Months Ended
Jun. 30, 2025
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments	Long-term investments
Long-term investments consist of the following:

	June 30,	December 31,
(millions of U.S. dollars)	2025	2024

Long-term investments carried at fair value	$1.9	$2.1

Other long-term investments
Tax equity investments (a)	$139.0	$—
Equity-method investees (b)	46.4	38.1
San Antonio Water System and other	27.7	27.6
	$213.1	$65.7
Long-term investments	$215.0	$67.8
6.Long-term investments (continued)
Income from long-term investments for the three and six months ended June 30 is as follows:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Gain on investments carried at fair value
Atlantica	$—	$169.9	$—	$22.1
Other	—	—	—	0.1
	$—	$169.9	$—	$22.2
Dividend and interest income from investments carried at fair value
Atlantica	$—	$21.8	$—	$43.6

Other long-term investments
Tax equity investments (a)	$1.2	$—	$2.6	$—
Equity method gain (b)	1.1	2.5	2.1	1.8
Interest and other income (loss)	4.4	(0.5)	4.8	2.1
	$6.7	$2.0	$9.5	$3.9
Income from long-term investments	$6.7	$193.7	$9.5	$69.7
(a)Tax equity investments
As part of the disposition of the renewable energy business, the Company retained tax equity investments in seven renewable energy projects amounting to $165.5 million. From the seven renewable energy projects, the Company elected to apply the PAM to three eligible tax equity investments, which had a carrying value of $138.0 million. During the three and six months ended June 30, 2025, the Company recorded amortization as a component of income tax expense of $4.2 million and $11.4 million, respectively and the Company recorded distributions of $0.3 million and $0.3 million, respectively as a reduction in the investment. During the three months ended June 30, 2025, the Company recorded a reduction in the investment of $12.2 million related to adjustments to the tax credits earned. As of June 30, 2025, the PAM eligible tax equity investments had a carrying value of $114.1 million.
The remaining tax equity investments are not eligible to be accounted for under the PAM as the tax benefits from these investments have been previously realized and the remaining benefits are primarily cash distributions. These investments were recorded at their cost of $27.5 million. During the three and six months ended June 30, 2025, the Company recorded distributions of $0.9 million and $3.5 million, respectively as a reduction in the investment and income of $0.5 million and $0.9 million, respectively. As of June 30, 2025, these tax equity investments had a carrying value of $24.9 million.
During the three and six months ended June 30, 2025, the Company recognized tax credits and other tax benefits of $3.8 million and $12.6 million, respectively, and recorded non-income tax-related gains and other returns of $0.8 million and $1.8 million, respectively, in the unaudited interim condensed consolidated statements of operations for the tax equity investments accounted for using the PAM.
The Company has recorded delayed equity contributions in relation to one of the projects accounted for using the PAM of $24.4 million, of which $21.5 million is recorded as part of other long-term liabilities and the remaining $2.9 million as other current liabilities on the unaudited interim condensed consolidated balance sheets.
6.Long-term investments (continued)
(b)Equity-method investees
The Regulated Services Group has non-controlling interests, primarily a 9.8% ownership stake in a regulated transmission line in the province of Ontario and other non-regulated operating entities owned by its utilities. In total, the Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $46.4 million (December 31, 2024 - $38.1 million).